UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 1,945.5	$ 1,472.5
Cost of goods sold	(780.1)	(621.4)
Gross profit	1,165.4	851.1
Selling, general and administrative expenses	(856.2)	(641.9)
Impairment losses	(0.7)	(0.3)
Other operating income	12.6	5.3
Operating profit	321.1	214.2
Interest expense	(24.9)	(22.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(7.8)	3.9
Loss on debt extinguishment	(50.5)	0.0
Interest income	2.7	1.5
Net finance cost	(80.5)	(16.6)
Income before tax	240.6	197.6
Income tax expense	(70.5)	(59.5)
Net income	170.1	138.1
Net income attributable to:
Equity holders of the Company	164.6	134.6
Non-controlling interests	$ 5.5	$ 3.5
Earnings per share
Basic earnings per share (in USD per share)	$ 0.29	$ 0.24
Diluted earnings per share (in USD per share)	$ 0.29	$ 0.24
Net income	$ 170.1	$ 138.1
Items that will not be reclassified to the statement of income
Remeasurement effects of postemployment benefit plans	0.9	0.6
Income tax related to remeasurement effects	(0.2)	(0.2)
Items that subsequently may be reclassified to the statement of income
Translation differences	(94.3)	95.1
Cash flow hedges	26.6	(36.0)
Income tax related to cash flow hedges	(4.0)	7.3
Other comprehensive (loss)/income, net of tax	(71.0)	66.8
TOTAL COMPREHENSIVE INCOME	99.1	204.9
Total comprehensive income attributable to:
Equity holders of the Company	93.6	201.4
Non-controlling interests	$ 5.5	$ 3.5